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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      March 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bill & Melinda Gates Foundation
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

Form 13F File Number:          28-10098
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Authorized Agent
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael Larson            Kirkland, Washington   May 13, 2005
   -------------------------------   --------------------   -------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:         44
                                        --------------------

Form 13F Information Table Value Total:     $ 3,397,077
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

      1              28-05147              Michael Larson
    ------       -----------------         ---------------------------------



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                                             FORM 13F INFORMATION TABLE
                                                AS OF MARCH 31, 2005

                                                                       AMOUNT AND TYPE OF
                                                                            SECURITY                              VOTING AUTHORITY
                                                          VALUE      SHARES/PRN SH/PRN   INVESTMENT  OTHER
NAME OF ISSUER               TITLE OF CLASS  CUSIP        (X1000)      AMOUNT            DISCRETION  MANAGERS  SOLE    SHARED   NONE
ABBOTT LABS                  COM             002824100    $161,776   3,470,100     SH    OTHER       1               3,470,100
AGL RES INC                  COM             001204106     $32,530     931,300     SH    OTHER       1                 931,300
AMEREN CORP                  COM             023608102     $65,629   1,339,100     SH    OTHER       1               1,339,100
ARCHER DANIELS MIDLAND CO    COM             039483102     $24,580   1,000,000     SH    OTHER       1               1,000,000
BAXTER INTL INC              COM             071813109     $67,960   2,000,000     SH    OTHER       1               2,000,000
BP PLC                       SPONSORED ADR   055622104    $280,800   4,500,000     SH    OTHER       1               4,500,000
BUNGE LIMITED                COM             G16962105     $26,940     500,000     SH    OTHER       1                 500,000
CANADIAN NATL RY CO          COM             136375102     $56,979     900,000     SH    OTHER       1                 900,000
CINERGY CORP                 COM             172474108     $27,347     674,900     SH    OTHER       1                 674,900
COCA COLA CO                 COM             191216100      $8,334     200,000     SH    OTHER       1                 200,000
CONSOLIDATED EDISON INC      COM             209115104     $62,679   1,486,000     SH    OTHER       1               1,486,000
COSTCO WHSL CORP NEW         COM             22160K105    $170,093   3,850,000     SH    OTHER       1               3,850,000
DISNEY WALT CO               COM DISNEY      254687106      $2,873     100,000     SH    OTHER       1                 100,000
DOMINION RES INC VA NEW      COM             25746U109     $43,884     589,600     SH    OTHER       1                 589,600
DUKE ENERGY CORP             COM             264399106     $14,005     500,000     SH    OTHER       1                 500,000
EASTMAN KODAK CO             COM             277461109      $3,255     100,000     SH    OTHER       1                 100,000
EXPEDITORS INTL WASH INC     COM             302130109     $26,721     499,000     SH    OTHER       1                 499,000
EXXON MOBIL CORP             COM             30231G102    $190,720   3,200,000     SH    OTHER       1               3,200,000
FOUR SEASONS HOTEL INC       LTD VTG SH      35100E104    $105,308   1,489,500     SH    OTHER       1               1,489,500
FPL GROUP INC                COM             302571104     $31,662     788,600     SH    OTHER       1                 788,600
GREAT PLAINS ENERGY INC      COM             391164100     $54,922   1,796,000     SH    OTHER       1               1,796,000
GREATER CHINA FD INC         COM             39167B102      $2,137     135,700     SH    OTHER       1                 135,700
GRUPO TELEVISA SA DE CV      SP ADR REP ORD  40049J206     $87,459   1,487,400     SH    OTHER       1               1,487,400
HOME DEPOT INC               COM             437076102     $22,944     600,000     SH    OTHER       1                 600,000
HOSPIRA INC                  COM             441060100     $11,198     347,010     SH    OTHER       1                 347,010
INDIA FD INC                 COM             454089103     $15,348     564,900     SH    OTHER       1                 564,900
JOHNSON & JOHNSON            COM             478160104     $69,249   1,031,100     SH    OTHER       1               1,031,100
KOREA FD                     COM             500634100     $12,851     487,700     SH    OTHER       1                 487,700
LILLY ELI & CO               COM             532457108     $48,870     938,000     SH    OTHER       1                 938,000
MAYTAG CORP                  COM             578592107     $13,970   1,000,000     SH    OTHER       1               1,000,000
MEDCO HEALTH SOLUTIONS INC   COM             58405U102     $99,683   2,010,952     SH    OTHER       1               2,010,952
MERCK & CO INC               COM             589331107    $205,145   6,337,500     SH    OTHER       1               6,337,500
PFIZER INC                   COM             717081103     $89,074   3,390,700     SH    OTHER       1               3,390,700
REPUBLIC SVCS INC            COM             760759100     $30,132     900,000     SH    OTHER       1                 900,000
SPDR TR                      UNIT SER 1      78462F103    $578,476   4,904,000     SH    OTHER       1               4,904,000
SCHERING PLOUGH CORP         COM             806605101    $199,895  11,013,500     SH    OTHER       1              11,013,500
SCHOLASTIC CORP              COM             807066105     $42,424   1,150,000     SH    OTHER       1               1,150,000
SONY CORP                    ADR NEW         835699307      $4,002     100,000     SH    OTHER       1                 100,000
UNIVISION COMMUNICATIONS INC CL A            914906102      $2,769     100,000     SH    OTHER       1                 100,000
UNOCAL CORP                  COM             915289102     $30,845     500,000     SH    OTHER       1                 500,000
UTSTARCOM INC                COM             918076100     $18,177   1,660,000     SH    OTHER       1               1,660,000
VIACOM INC                   CL B            925524308     $34,830   1,000,000     SH    OTHER       1               1,000,000
WASTE MGMT INC DEL           COM             94106L109    $161,127   5,585,000     SH    OTHER       1               5,585,000
WYETH                        COM             983024100    $157,474   3,733,400     SH    OTHER       1               3,733,400